Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Unrecognized tax benefits that would impact effective tax rate	$ 47
Unrecognized tax benefits, income tax penalties and interest expense	(4)	$ 3	$ (6)
Unrecognized tax benefits, income tax penalties and interest accrued	20	25
Net current deferred tax assets	353	354
Net noncurrent deferred tax liabilities	362	510
Income taxes paid	1,590	1,310	$ 1,270
Net operating losses and tax credits	$ 207	$ 238